UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

4380 King Street, #810

Alexandria, VA 22302

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

4380 King Street, #810

Alexandria, VA 22302

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 95.20%

Accident & Health Insurance - 0.22%
403	Triple-S Management Corp. *	$ 8,294

Air Transportation, Scheduled - 1.53%
10,090	Pinnacle Airlines Corp. *	58,018

Bituminous Coal & Lignite Surface Mining - 4.43%
1,000	BHP Billiton Plc. ADR	79,600
4,100	Cloud Peak Energy, Inc. *	88,519
		168,119
Broadwoven Fabric Mills, Man Made Fabric & Silk - 1.19%
1,720	Hallwood Group, Inc. *	45,098

Chemicals & Allied Products - 0.84%
1,000	Innospec, Inc. *	31,940

Commercial Banks, NEC - 1.42%
8,600	Sumitomo Mitsui Financial Group, Inc.	53,750

Computer Equipment - 0.74%
800	Black Box Corp.	28,120

Computer Storage Devices - 1.14%
3,873	Xyratex Ltd. *	43,223

Fabricated Plate Work (Boiler Shops) - 1.63%
2,250	Global Power Equipment Group, Inc.	61,875

Fabricated Rubber Products, NEC - 2.12%
10,218	Omnova Solutions, Inc. *	80,416

Fire, Marine & Casualty Insurance - 2.72%
4,209	Amtrust Financial Services, Inc.	80,266
750	Unitrin, Inc.	23,160
		103,426
General Building Contractors-Residential Buildings - 1.74%
28,080	Xinyuan Real Estate Co., Ltd. ADR*	65,988

Hospital & Medical Service Plans - 1.18%
700	Amerigroup Corp. *	44,975

Household Audio & Video Equipment - 0.43%
6,806	Emerson Radio Corp. *	16,471

Industrial Organic Chemicals - 2.20%
3,100	Braskem S.A. ADR	83,483

Industrial Trucks, Tractors, Trailers & Stackers - 1.75%
600	Nacco Industries, Inc.	66,402

Life Insurance - 2.00%
5,800	American Equity Investment Live Holding, Co.	76,096

Medicinal Chemicals & Botanical Products - 3.09%
5,315	Nutraceutical International Corp. *	79,619
1,090	Usana Health Sciences, Inc. *	37,616
		117,235
Metal Mining - 1.40%
750	Rio Tinto Plc. (United Kingdom) ADR	53,340

Miscellaneous Chemical Product - 0.95%
3,000	Green Plains Renewable Energy, Inc. *	36,060

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.53%
1,800	Exide Technologies *	20,106

Miscellaneous Manufacturing Industries - 0.73%
1,300	Oil-Dri Corp. of America	27,690

Ophthalmic Goods - 1.14%
3,150	Shamir Optical Industry Ltd. (Israel)	43,218

Papers & Allied Products - 0.96%
4,000	Boise, Inc.	36,640

Personal Credit Institutions - 4.03%
850	Advance America, Cash Advance Centers, Inc.	4,505
3,075	Nelnet, Inc. Class-A	67,127
1,250	World Acceptance Corp. *	81,500
		153,132
Petroleum Refining - 1.85%
700	China Petroleum & Chemical Corp. ADR	70,406

Pharmaceutical Preparations - 8.88%
700	Astrazeneca Plc.	32,284
2,300	Endo Pharmaceutical Holdings, Inc. *	87,768
2,750	Hi Tech Pharmacal Co., Inc. *	55,357
1,200	Medicines Co. *	19,548
2,200	Pharmaceutical Resources, Inc. *	68,376
18,321	Sciclone Pharmaceuticals, Inc. *	74,017
		337,350
Plastics Foam Products - 1.95%
4,300	UFP Technologies, Inc. *	74,003

Radiotelephone Communications - 2.19%
10,000	Dragonwave, Inc. *	83,300

Retail-Catalog & Mail-Order Houses - 2.04%
4,500	Insight Enterprises, Inc. *	76,635
100	PC Connection, Inc. *	886
		77,521
Retail-Eating Places - 0.53%
2,500	Flanigans Enterprises, Inc.	20,000

Retail-Miscellaneous Retail - 1.90%
2,300	EZCORP, Inc. Class-A *	72,197

Retail-Miscellaneous Shopping Goods Stores - 0.81%
118,200	Iparty Corp. *	30,744

Retail- Variety Stores - 0.64%
1,400	Retail Ventures, Inc. *	24,150

Semi Conductors & Related Devices - 4.28%
4,394	Alpha & Omega Semiconductor Ltd. *	55,760
6,337	GT Solar International, Inc. *	67,616
2,091	Spansion, Inc. *	39,039
		162,415
Services-Advertising - 1.35%
4,300	China MediaExpress Holdings, Inc. *	51,084

Services-Computer Integrated Systems Design - 2.33%
4,922	Cimatron Ltd.	18,200
2,145	Synnex Corp. *	70,206
		88,406
Services-Offices & Clinics of Doctors of Medicine - 0.71%
5,700	Metropolitan Health Networks, Inc. *	26,961

Services-Prepackaged Software - 0.95%
7,600	CDC Software Corp. *	36,252

Services-Specialty Outpatient - 2.19%
3,200	Hanger Orthopedic Group, Inc. *	83,296

Soap, Detergent, Cleaning Preparations, Parfums, Cosmetics - 1.11%
580	Stepan Co.	42,050

Telephone Communications (No Radiotelephone) - 0.52%
270	China Telecom Corp., Ltd.	16,470
80	Vivo Participacoes S.A.	3,230
		19,700
Wholesale-Computers & Peripheral Equipment & Software - 4.14%
2,800	Eplus, Inc. *	74,508
3,800	Ingram Micro, Inc. *	79,914
217	Wayside Technology Group, Inc.	2,979
		157,401
Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.17%
2,000	Amerisourcebergen Corp.	79,120
80	Cardinal Health, Inc.	3,290
		82,410
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.41%
3,750	Universal Power Group, Inc. *	15,638

Wholesale-Electronic Parts & Equipment, NEC - 6.35%
2,300	Avnet, Inc. *	78,407
4,508	Brightpoint, Inc. *	48,878
4,701	Richardson Electronics Ltd.	61,959
4,500	Tessco Technologies, Inc.	51,750
		240,994

Wholesale-Farm Product Raw Material - 1.28%
1,000	Andersons, Inc.	48,720

Wholesale-Groceries & General Lines - 2.53%
500	Amcon Distributing Co.	40,100
1,690	Core-Mark Holding Co., Inc. *	55,855
		95,955
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.44%
1,150	MWI Veterinary Supply, Inc. *	92,782

Wholesale-Petroleum & Petroleum Products - 1.55%
1,445	World Fuel Services Corp.	58,681

TOTAL FOR COMMON STOCKS (Cost $3,071,291) - 95.20%		$ 3,615,531

REAL ESTATE INVESTMENT TRUSTS - 2.03%
2,640	American Capital Agency Corp.	76,930

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $67,885) - 2.03%		$ 76,930

LIMITED PARTNERSHIPS - 2.88%
1,450	Global Partners L.P. *	37,700
825	Sunoco Logistics Partners L.P.	71,594

TOTAL FOR LIMITED PARTNERSHIPS (Cost $79,872) - 2.88%		$ 109,294

PUT OPTIONS - 1.87%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
600	June 2011 Put @ 800.00	12,000

	Russell 2000 Index
3,300	June 2011 Put @ 770.00	44,880

	S&P 500 Index
600	June 2011 Put @ 1,275.00	14,220

	Total (Premiums Paid $221,730) - 0.04%	$ 71,100

SHORT TERM INVESTMENTS - 7.74%
293,785	Fidelity Money Market Portfolio Class Select 0.15% ** (Cost $293,785)	$ 293,785

TOTAL INVESTMENTS (Cost $3,7,34,563) - 109.72%		$ 4,166,640

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.72%)		$ (368,961)

NET ASSETS - 100.00%		$ 3,797,679

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
March 31, 2011

CALL OPTIONS WRITTEN - 9.74%

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
600	June 2011 Call @ 800.00	37,620

	Russell 2000 Index
3,300	June 2011 Call @ 770.00	287,430

	S&P 500 Index
600	June 2011 Call @ 1,275.00	44,820

	Total (Premiums Received $220,380)	$ 369,870

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2011 (Unaudited)

1. SECURITY TRANSACTIONS
At March 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,734,563 amounted to $223,979 which consisted of aggregate gross unrealized appreciation of
$728,481 and aggregate gross unrealized depreciation of $504,502.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of March 31, 2011.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,564,447.00	$51,084	$0	$3,615,531.00
Real Estate Investment Trusts	$76,930	$0	$0	$76,930.00
Limited Partnerships	$109,294	$0	$0	$109,294.00
Options Purchased	$0	$71,100	$0	$71,100
Cash Equivalents	$293,785	$0	$0	$293,785
Total	$4,044,456	$122,184	$0	$4,166,640

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$0	$369,870	$0	$369,870
Total	$0	$369,870	$0	$369,870

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 26, 2011